Delaware Emerging Markets Fund
Delaware Emerging Markets Fund (Fund)

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Emerging Markets Fund (Fund)

Supplement to the Fund’s Class A, Class B, Class C, Class R, and Institutional Class

Statutory Prospectus dated March 29, 2013

The following replaces the information in the section entitled, “Fund Summaries – Delaware Emerging Markets Fund - What are the Fund’s fees and expenses?” and supersedes the information contained in the supplement dated Oct. 8, 2013.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Emerging Markets Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Emerging Markets Fund	Class A	Class B		Class C	Class R	Institutional Class
Management fees	1.18%	1.18%		1.18%	1.18%	1.18%
Distribution and service (12b-1) fees	0.25%	1.00%		1.00%	0.50%	none
Other expenses	0.27%	0.27%		0.27%	0.27%	0.27%
Total annual fund operating expenses	1.70%	2.45%		2.45%	1.95%	1.45%
Fee waivers and expense reimbursements		(0.75%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.70%	1.70%		2.45%	1.95%	1.45%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from Feb. 1, 2014 through March 30, 2015. The waiver and reimbursement may only be terminated by agreement of the Distributor and the Fund.

The following replaces the information in the section entitled, “Example” and supersedes the information contained in the supplement dated Oct. 8, 2013. Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Emerging Markets Fund (USD $)	1 year	3 years	5 years	10 years
Class A	738	1,080	1,445	2,468
Class B	573	967	1,463	2,543
Class C	348	764	1,306	2,786
Class R	198	612	1,052	2,275
Institutional Class	148	459	792	1,735

(if not redeemed)
Expense Example, No Redemption Delaware Emerging Markets Fund (USD $)	1 year	3 years	5 years	10 years
Class B	173	692	1,238	2,543
Class C	248	764	1,306	2,786

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

 This Supplement is dated February 4, 2014.